SUPPLEMENT DATED AUGUST 31, 1999
                        TO PROSPECTUS DATED MARCH 1, 1999

                      THE MARTIN CAPITAL OPPORTUNITY FUNDS


         UNTIL FURTHER NOTICE, THE MARTIN CAPITAL TEXAS OPPORTUNITY FUND IS NOT AVAILABLE FOR PURCHASE.


This Supplement, and the Prospectus dated March 1, 1999, contain information that you should know before investing in a Fund and should be retained for future reference. Additional information is included in the Statement of Additional Information dated March 1, 1999, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. It is available upon request and without charge by calling 888-336-9757.